Cover	Jul. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2023
Entity File Number	001-41707
Entity Registrant Name	Monogram Orthopaedics Inc.
Entity Central Index Key	0001769759
Entity Tax Identification Number	81-2349540
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3913 Todd Lane, Suite 307
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78744
City Area Code	512
Local Phone Number	399-2656
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MGRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false